S000068272 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Franklin Templeton Conservative Model Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	9.39%	6.39%	8.56%	(12.96%)	4.98%